Financial Risk Management - Credit Risk - Recoverable from reinsurers (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management
Recoverable from reinsurers	$ 13,115.8	$ 12,090.5	$ 10,533.2
Provision for uncollectible reinsurance
Financial Risk Management
Recoverable from reinsurers	(171.9)	(178.7)	$ (155.6)
Credit risk | Ceded reinsurance contracts
Financial Risk Management
Recoverable from reinsurers	13,115.8	12,090.5
Outstanding balances for which security is held	1,245.2	1,381.6
Net unsecured recoverable from reinsurers	12,042.5	10,887.6
Recoverable from reinsurers	11,870.6	10,708.9
Credit risk | Gross recoverable from reinsurers | Ceded reinsurance contracts
Financial Risk Management
Recoverable from reinsurers	13,287.7	12,269.2
Credit risk | Provision for uncollectible reinsurance | Ceded reinsurance contracts
Financial Risk Management
Recoverable from reinsurers	(171.9)	(178.7)
Net unsecured recoverable from reinsurers	(171.9)	(178.7)
Credit risk | A++ | Ceded reinsurance contracts
Financial Risk Management
Outstanding balances for which security is held	24.2	27.2
Net unsecured recoverable from reinsurers	576.1	541.0
Credit risk | A++ | Gross recoverable from reinsurers | Ceded reinsurance contracts
Financial Risk Management
Recoverable from reinsurers	600.3	568.2
Credit risk | A+ | Ceded reinsurance contracts
Financial Risk Management
Outstanding balances for which security is held	444.1	494.4
Net unsecured recoverable from reinsurers	6,187.2	5,411.5
Credit risk | A+ | Gross recoverable from reinsurers | Ceded reinsurance contracts
Financial Risk Management
Recoverable from reinsurers	6,631.3	5,905.9
Credit risk | A | Ceded reinsurance contracts
Financial Risk Management
Outstanding balances for which security is held	205.9	227.3
Net unsecured recoverable from reinsurers	3,545.0	3,672.5
Credit risk | A | Gross recoverable from reinsurers | Ceded reinsurance contracts
Financial Risk Management
Recoverable from reinsurers	3,750.9	3,899.8
Credit risk | A- | Ceded reinsurance contracts
Financial Risk Management
Outstanding balances for which security is held	53.6	43.9
Net unsecured recoverable from reinsurers	424.8	328.0
Credit risk | A- | Gross recoverable from reinsurers | Ceded reinsurance contracts
Financial Risk Management
Recoverable from reinsurers	478.4	371.9
Credit risk | B++ | Ceded reinsurance contracts
Financial Risk Management
Outstanding balances for which security is held	4.3	4.6
Net unsecured recoverable from reinsurers	51.0	46.2
Credit risk | B++ | Gross recoverable from reinsurers | Ceded reinsurance contracts
Financial Risk Management
Recoverable from reinsurers	55.3	50.8
Credit risk | B+ | Ceded reinsurance contracts
Financial Risk Management
Outstanding balances for which security is held		0.3
Net unsecured recoverable from reinsurers	0.8	0.2
Credit risk | B+ | Gross recoverable from reinsurers | Ceded reinsurance contracts
Financial Risk Management
Recoverable from reinsurers	0.8	0.5
Credit risk | B or lower | Ceded reinsurance contracts
Financial Risk Management
Outstanding balances for which security is held		0.1
Net unsecured recoverable from reinsurers	10.6	20.1
Credit risk | B or lower | Gross recoverable from reinsurers | Ceded reinsurance contracts
Financial Risk Management
Recoverable from reinsurers	10.6	20.2
Credit risk | Not rated | Ceded reinsurance contracts
Financial Risk Management
Outstanding balances for which security is held	506.5	576.7
Net unsecured recoverable from reinsurers	492.3	427.3
Credit risk | Not rated | Gross recoverable from reinsurers | Ceded reinsurance contracts
Financial Risk Management
Recoverable from reinsurers	998.8	1,004.0
Credit risk | Pools and associations | Ceded reinsurance contracts
Financial Risk Management
Outstanding balances for which security is held	6.6	7.1
Net unsecured recoverable from reinsurers	754.7	440.8
Credit risk | Pools and associations | Gross recoverable from reinsurers | Ceded reinsurance contracts
Financial Risk Management
Recoverable from reinsurers	$ 761.3	$ 447.9